General Information (Details)		12 Months Ended
	Jul. 18, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 04, 2018
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil				99.99%
Netpos Serviços de Informática S.A.
General Information [Abstract]
Percentage of voting equity interests acquired		100.00%	10.00%
Ownership interest acquired	90.00%	100.00%